SUMMARIZES RELATING TO OUTSTANDING AND EXERCISABLE WARRANTS (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Class of Warrant or Right [Line Items]
Warrants Outstanding, Number of Shares | shares	1,931,819
Warrants Outstanding, Weighted Average Remaining Contractual life (in years)	9 months 10 days
Warrants Outstanding, Weighted Average Exercise Price | $ / shares	$ 0.1
Valuation value | $	$ 211,622
Warrant One [Member]
Class of Warrant or Right [Line Items]
Warrants Outstanding, Number of Shares | shares	308,334
Warrants Outstanding, Weighted Average Remaining Contractual life (in years)	3 years 10 months 24 days
Warrants Outstanding, Weighted Average Exercise Price | $ / shares	$ 0.6
Valuation value | $	$ 48,270